Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

4.	ACCRUED EXPENSES

SUMMARY

Accrued expenses consist of the following:

	June 30, 2016	December31, 2015
	(unaudited)
Registration rights penalty	$866,250	$728,750
Accrued consulting fees	975,425	916,925
Accrued host fees	1,117,208	873,544
Accrued professional, board and other fees	1,265,881	1,069,341
Accrued wages	194,369	187,779
Warranty payable	290,131	223,988
Accrued taxes payable	413,722	355,950
Warrants payable	295,106	77,761
Accrued issuable equity	737,895	324,894
Accrued interest expense	154,092	83,842
Dividend payable	365,300	293,200
Other accrued expenses	70,264	10,750
	$6,745,643	$5,146,724

REGISTRATION RIGHTS PENALTY

In connection with the sale of the Company’s Series C Convertible Preferred Stock, the Company granted the purchasers certain registration rights. As of June 30, 2016 and December 31, 2015, the Company had not yet filed a registration statement under the Securities Act of 1933. The registration rights agreements entered into with the Series C Convertible Preferred Stock purchasers provide that the Company has to pay liquidated damages equal to 1% of all Series C subscription amounts received on the date the Series C resale registration statement was due to be filed pursuant to such registration rights agreements. The Company needs to pay such penalty each month thereafter until the resale registration statement is filed. The maximum liquidated damages amount is 10% of all Series C subscription amounts received. Failure to pay such liquidated damages results in interest on such damages at a rate of 18% per annum becoming due. As a result, the Company accrued $866,250 and $728,750 of Series C Convertible Preferred Stock registration rights damages at June 30, 2016 and December 31, 2015, respectively.

WARRANTS PAYABLE

As of June 30, 2016 and December 31, 2015, the Company accrued $294,111 and $77,735, respectively, related to investment banking fees which were payable in warrants. See Note 7 – Fair Value Measurement – Warrants Payable and Note 8 – Stockholders’ Deficiency – Preferred Stock - Series C Convertible Preferred Stock for additional details.

9.	ACCRUED EXPENSES

SUMMARY

Accrued expenses consist of the following:

	December 31,
	2015	2014
Registration rights penalty	$728,750	$2,569,788
Obligation to U.S. Department of Energy	—	1,833,896
Accrued consulting fees	916,925	936,862
Due to Creditors Committee of the Ecotality Estate	—	1,035,965
Accrued host fees	873,544	680,080
Accrued professional, board and other fees	1,069,341	883,707
Accrued wages	187,779	322,651
Warranty payable	223,988	196,402
Accrued taxes payable	355,949	146,577
Warrants payable	77,761	63,533
Accrued issuable equity	324,894	—
Accrued interest expense	83,843	42,202
Dividend payable	293,200	20,800
Deferred rent	—	6,564
Other accrued expenses	10,750	—
	$5,146,724	$8,739,027

REGISTRATION RIGHTS PENALTY

In connection with the sale of the Company’s common stock and warrants during the year ended December 31, 2013, the Company granted the purchasers and the placement agents registration rights on the common stock and warrants within 60 days of the date of the sale of the stock, as amended. The Stock Purchase Agreement (“SPA”) provided for a penalty provision of 1% of the gross proceeds for each month that the shares are not registered, not to exceed 10%. The SEC notified the Company that it could not review its registration statement until such time as the Company furnished two years of audited financial statements of 350 Green and ECOtality as the acquisitions were deemed significant. The Company sought a waiver of the audit requirement but the SEC denied the granting of a waiver. On February 5, 2015, the holders of a majority of the shares affected by the registration rights penalty granted the Company the option to satisfy the accrued registration rights penalty and related interest as of December 23, 2014 totaling $1,724,823 in Series C Convertible Preferred Stock with a stated value of $100 per share, in lieu of cash. The Company elected this option which required the Company to pay a 20% premium causing the liability to increase to $1,850,188, exclusive of interest of $219,600. On February 10, 2015, the Company issued 20,414 shares of Series C Convertible Preferred Stock and on March 31, 2015, the Company issued the remaining 283 shares of Series C Convertible Preferred Stock, such that there was no liability related to the 2013 SPA as of December 31, 2015.

In connection with the sale of the Company’s Series C Convertible Preferred Stock during the years ended December 31, 2015 and 2014, the Company granted the purchasers certain registration rights. As of December 31, 2015 and 2014, the Company was not in a position to furnish two years of audited financial statements of 350 Green and ECOtality to the SEC, therefore the SEC was unable to review any registration statement, if submitted. As a result, the Company accrued $728,750 and $500,000 of Series C Convertible Preferred Stock registration rights penalties at December 31, 2015 and 2014, respectively, related to the 2014 and 2015 SPAs, which represents 12.5% of the Series C Convertible Preferred Stock subscription amount.

OBLIGATION TO U.S. DEPARTMENT OF ENERGY

In conjunction with the U.S. Department of Energy (“DOE”) grant, the DOE owns 51% of all property reimbursed under the terms of the grant with a per unit fair value in excess of $5,000 but allows for the grantee to purchase the DOE’s share at the end of the grant. The DOE grant was under novation negotiations and terminated as of December 31, 2013. On August 8, 2014, the DOE notified the Company that it would not novate the DOE grant. On September 2, 2014, the Company was notified by the DOE that the DOE had no property interest in the 93 DCFCs in the Company’s inventory which resulted in a release from liability to the DOE of $482,611.

Additionally, during 2014, the DOE notified the Company that it continues to have a property interest in the 107 installed DCFCs if the fair market value of each DCFC had a market value in excess of $5,000 on October 16, 2013, the date of the Blink purchase agreement approved by the bankruptcy court. The DOE requested documentation describing the data, assumption and methodologies that the Company used to determine the value as of the closing date. The Company provided the DOE with additional documentation and calculations supporting its belief that each DCFC acquired as of the closing date of the Blink purchase agreement approved by the bankruptcy court had a fair market value of less than $5,000. On May 5, 2015, the DOE notified the Company that it agreed with the Company’s analysis and had determined that the DOE’s interest in the DCFCs was extinguished. As a result, the Company reversed the $1,833,896 accrued liability in the second quarter of 2015 commensurate with the date of the DOE notification.

DUE TO CREDITORS COMMITTEE OF THE ECOTALITY ESTATE

On April 10, 2015, the consideration associated with the strategic transaction to acquire a 50% interest in the Reorganized Electric Transportation Engineering Corporation of America (“ECOtality”) was amended to an aggregate of $1,200,000, consisting of an initial payment of $375,000 (including $280,965 to be paid on behalf of the estate directly to their professional service providers and $94,035 representing forbearance of a Blink network receivable from the estate) and the issuance of 8,250 shares of Series B Convertible Preferred Stock. As of December 31, 2014, the Company had paid $70,000 and forborne the $94,035 receivable, such that the liability was $1,035,965. During the year ended December 31, 2015, the Company paid $210,965 and issued the Series B Convertible Preferred Stock, such that there was no liability as of December 31, 2015. See Note 14 – Stockholders’ Deficiency – Preferred Stock – Series B Convertible Preferred Stock for additional details.

ACCRUED PROFESSIONAL, BOARD AND OTHER FEES

Accrued fees consist of investment banking fees, professional fees, bonuses, board of director fees, network fees, installation costs and other miscellaneous fees. As of December 31, 2015 and 2014, accrued investment banking fees were $762,300 and $500,000, respectively, which were payable in cash. See Note 13 – Fair Value Measurement – Warrants Payable and Note 14 – Stockholders’ Deficiency – Preferred Stock - Series C Convertible Preferred Stock for additional details.

WARRANTY PAYABLE

The Company provides a limited product warranty against defects in materials and workmanship for its Blink residential and commercial chargers, ranging in length from one to two years. The Company accrues for estimated warranty costs at the time of revenue recognition and records the expense of such accrued liabilities as a component of cost of sales. Estimated warranty costs are based on historical product data and anticipated future costs. Should actual failure rates differ significantly from estimates, the impact of these unforeseen costs would be recorded as a change in estimate in the period identified. Warranty expenses for the years ended December 31, 2015 and 2014 were $446,625 and $287,409, respectively.

WARRANTS PAYABLE

In conjunction with the Beam acquisition, the agreement provided for anti-dilution protection to former members of Beam until such time as a former member sells or disposes of all of his CCGI common stock. As specified in the agreement, if the Company issues securities below $1.58 (a “Triggering Event”), the Company is required to issue a warrant to each former member to purchase an additional number of Company common shares at the Triggering Event price. The Company has accrued for warrants payable based on the Triggering Events that have occurred through December 31, 2015, as discussed in Note 14 – Stockholders’ Deficiency. During the year ended December 31, 2014, the Company issued warrants to purchase an aggregate of 746,098 shares of common stock at an estimated fair value of $259,690 to the former Beam members. During the year ended December 31, 2015, the Company issued one-year warrants to purchase an aggregate of 325,394 shares of common stock at an estimated fair value of $26,212 to the former Beam members which was recorded as a $11,919 reduction of warrants payable and the remainder of $14,293 was recorded as a change in fair value of derivative liability. The warrants had exercise prices ranging from $0.17 to $1.50 per share.

As of December 31, 2015, the Company accrued $77,761 related to investment banking fees which were payable in warrants. See Note 13 – Fair Value Measurement – Warrants Payable and Note 14 – Stockholders’ Deficiency – Preferred Stock - Series C Convertible Preferred Stock for additional details.